S000006724 [Member] Investment Objectives and Goals - Index 500 Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: INDEX 500 FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Index 500 Fund (the “Fund”) is to seek a total return (capital appreciation and income) which corresponds to that of the S&P 500® Index.